Offerings - Offering: 1	Jul. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	487,349
Proposed Maximum Offering Price per Unit	2.57
Maximum Aggregate Offering Price	$ 1,252,486.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 172.97
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock offered hereby also include an indeterminate number of additional shares of Common Stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. The proposed maximum offering price per share is estimated at $2.57 per share of Common Stock, the average of the high ($2.61) and low ($2.53) prices for the registrant's Common Stock as reported on the Nasdaq Capital Market on July 2, 2026 (rounded to the nearest cent), solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. The amount registered represents the resale of 487,349 shares of Common Stock, which is equal to the maximum number of shares currently issuable upon the the exercise of warrants to purchase one share of Common Stock issued to the Selling Stockholders on June 15, 2026 at current exercise prices.